Goodwill and intangible assets (Detail 1)	Dec. 31, 2025	Dec. 31, 2024
Global Wealth Management Americas
Disclosure Of Information For IndividualAsset Or Cash-generating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Discount rates current year	9.50%
Discount rates previous year		9.50%
Growth rates	3.70%	3.80%
Global Wealth Management Switzerland and International
Disclosure Of Information For IndividualAsset Or Cash-generating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Discount rates current year	9.50%
Discount rates previous year		9.50%
Growth rates	3.60%	3.70%
Asset Management
Disclosure Of Information For IndividualAsset Or Cash-generating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Discount rates current year	9.00%
Discount rates previous year		9.00%
Growth rates	3.40%	3.30%
Personal & Corporate Banking
Disclosure Of Information For IndividualAsset Or Cash-generating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Discount rates current year	7.00%	7.50%
Growth rates	2.70%	2.50%